Convertible Notes and Derivative Liabilities (Details)			3 Months Ended		12 Months Ended
	Feb. 13, 2025 USD ($) shares	Feb. 12, 2025	Aug. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 28, 2025 $ / shares
Convertible Notes and Derivative Liabilities [Line Items]
Percentage of merger consideration shares				30.00%
Payment of company obligations (in Dollars)					$ 33,250,000
Unamortized of debt discount (in Dollars)					$ 20,979	$ 0
Issuance of ordinary shares (in Shares) | shares					2,126,729
Convertible fair value (in Dollars)					$ 16,206,000	3,086,519
Net cash proceeds (in Dollars)					4,887,000	$ 33,025,000
Additional purchase (in Dollars)					$ 40,100,000
Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)				$ 33,025,000
Exchange of shares (in Shares) | shares					10,000
GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Unamortized of debt discount (in Dollars)	$ 33,025,000
Conversion feature, description		the Business Combination, the fair value of the convertible notes was allocated to (i) conversion feature of $22,377,734, (ii) bonus share component of $2,685,327, and (iii) top-up share feature of $2,707,836.
Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares				$ 4.5
Percentage of outstanding principal balance								110.00%
Aggregate principal amount of notes (in Dollars)					$ 1,278,999
Aggregate principal amount (in Dollars)					10,041
Conversion feature (in Dollars)					1,502,937
Conversion feature (in Dollars)					$ 2,645,024
Senior unsecured notes [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares					$ 2.16
Convertible fair value (in Dollars)					$ 495,000
Aggregate principal amount of notes (in Dollars)			$ 5,430,000
Net cash proceeds (in Dollars)			$ 4,717,000
Senior unsecured notes bear interest			6.00%
Principal converted					110
Senior unsecured notes (in Dollars)					$ 2,923,000
Ordinary Shares {member
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares	1
Issuance of ordinary shares (in Shares) | shares					2,201,665
Measurement Input, Share Price [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					0.59
Measurement Input, Price Volatility [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					56.6
Measurement Input, Price Volatility [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					0.59
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					3.86
Measurement Input, Risk Free Interest Rate [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage		4.4			3.9	3.9
GCL Global, and Epic SG [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)					$ 1,590,750
Exchange ratio for the business combination (in Dollars per share) | $ / shares								$ 10
Business Combination [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares	7,338,887
Merger Agreement [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares				7,338,887
Merger Agreement [Member] | GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares				$ 4.5
Minimum [Member] | Measurement Input, Share Price [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage		3.05
Minimum [Member] | Measurement Input, Share Price [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					2.64
Minimum [Member] | Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					1
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					3.49
Maximum [Member] | Senior unsecured notes [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Senior unsecured notes bear interest			18.00%
Maximum [Member] | Measurement Input, Share Price [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage						1.95
Maximum [Member] | Measurement Input, Share Price [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					3.53
Maximum [Member] | Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					56.07
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage					3.94